PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	5 to 50+
Land improvements	14 to 15
Furniture, fixtures and equipment	2 to 15

In the first half of 2020, the hospitality sector had the most immediate and acute impact from the shutdown as the majority of the partnership’s hospitality investments were closed, and currently remain closed or are operating a reduced occupancy, either as a result of mandatory closure orders from various government authorities or due to severe travel restrictions. As a result of these closures, the partnership identified impairment indicators and performed impairment tests for each of the partnership’s hospitality investments based on revised cash flows and valuation metrics.

For the three and six months ended June 30, 2020, the partnership recognized impairment of its property, plant and equipment of $164 million and $217 million, respectively, of which $153 million and $179 million, respectively, relates to the Atlantis. The impairment was recorded as a reduction in the revaluation surplus included in other comprehensive income.
The following table presents the change to the components of the partnership’s hospitality assets for the six months ended June 30, 2020 and for the year ended December 31, 2019:

(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019
Cost:
Balance at the beginning of period	$7,246	$7,461
Accounting policy change(1)	—	122
Additions	84	387
Disposals	(37)	(52)
Foreign currency translation	(198)	98
Impact of deconsolidation due to loss of control and other(2)	—	(770)
	7,095	7,246
Accumulated fair value changes:
Balance at the beginning of period	1,343	1,049
Revaluation (losses) gains, net(3)	(213)	301
Impact of deconsolidation due to loss of control and other(2)	—	(7)
Provision for impairment(3)	(15)	—
Foreign currency translation	(12)	—
	1,103	1,343
Accumulated depreciation:
Balance at the beginning of period	(1,311)	(1,004)
Depreciation	(164)	(329)
Disposals	20	30
Foreign currency translation	29	(15)
Impact of deconsolidation due to loss of control and other(2)	—	7
	(1,426)	(1,311)
Total property, plant and equipment	$6,772	$7,278
(1)The prior year includes the impact of the adoption of IFRS 16 through the recognition of right-of-use assets.
(2)The prior year includes the impact of the deconsolidation of BSREP III investments. See Note 3, Investment Properties for further information.
(3)The current year impairment losses were recorded in revaluation losses, net in other comprehensive income and fair value (losses) gains, net in the income statement, which was a result of the impairment tests performed on each of the partnership’s hospitality investments from the impact of the shutdown as discussed above.